Finance expense and income	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Finance expense and income
8.	Finance expense and income
The finance expense and income included in the statement of profit or lo ss
are
a
s follo
w
s:

For the six-month period ended 30 June
Million US dollar	2026	2025

Interest expense	(1 541)	(1 588)
Interest income	284	240
Interest income on Brazilian tax credits	61	63
Net interest income/(expense)	(1 196)	(1 284)
Accretion expense	(376)	(315)
Interest on pensions	(37)	(37)
Accretion expense and interest on pensions	(413)	(351)
Net foreign exchange gains/(losses)	(128)	(161)
Net gains/(losses) on hedging instruments	(240)	(138)
Bank fees, taxes and other financial expense	(139)	(140)
Other financial income	9	29
Other financial results	(498)	(410)

Net finance income/(expense) excluding exceptional items	(2 107)	(2 046)

Exceptional finance income/(expense)	2 033	368

Net finance income/(expense)	(74)	(1 678)
In the six-month period ended 30 June 2026, accretion expense included the unwind of discount on payables of 231m US dollar (30 June 2025: 195m US dollar), interest on lease liabilities of 79m US dollar (30 June 2025: 69m US dollar), bond fees and interest on provisions of 48m US dollar (30 June 2025: 37m US dollar), and deferred consideration on acquisitions of 18m US dollar (30 June 2025: 14m US dollar).
Net losses on hedging instruments amounted to 240m US dollar in the six-month period ended 30 June 2026 (30 June 2025: 138m US dollar losses) and were largely related to foreign-currency hedges associated with commodity purchases, deemed operating in nature.
Net foreign exchange losses reached 128m US dollar in the six-month period ended 30 June 2026 (30 June 2025: 161m US dollar)

of which approximately half was related to foreign exchange exposures that are deemed operating in nature.
Exceptional finance income/(expense) included:

•
2 033
m US dollar gain resulting from mark-to-market adjustments on derivative instruments related to the hedging of share-based payment programs and on derivative instruments entered into to hedge the shares issued in relation to the combinations with Grupo Modelo and SAB (30 June 2025: 339m US dollar gain); and

•	29m US dollar gain related to the completion of tender offers of notes issued by the company and certain of its subsidiaries in the six-month period ended 30 June 2025.
Interest expense is presented net of the effects of interest rate derivatives used to hedge AB InBev’s interest rate risk (see Note 19
Risks arising from financial instruments
). No interest income was recognized on impaired financial assets.